PAYMENTS MADE UNDER PROTEST	12 Months Ended
Jun. 30, 2026
Payments Made Under Protest [Abstract]
PAYMENTS MADE UNDER PROTEST	PAYMENTS MADE UNDER PROTEST

SIGNIFICANT ACCOUNTING JUDGEMENTS
Payments made under protest
The determination of whether the payments made under protest give rise to an asset or a contingent asset or neither, required the use of significant judgement. The definition of an asset in the conceptual framework was applied as well as the considerations in the outcome of the IFRS Interpretations Committee (“IFRIC”) agenda decision – Deposits relating to taxes other than income tax (IAS 37 Provisions, Contingent Liabilities and Contingent Assets) (“IFRIC Agenda Decision”)
published in January 2019. The IFRIC Agenda Decision has a similar fact pattern to that of the payments made under protest. With the consideration of the facts and circumstances surrounding the payments made under protest in applying the definition of an asset and the IFRIC Agenda Decision management considered the following:
•payments were made under protest and without prejudice or admission of liability. Such payments were not made as a settlement of debt or recognition of expenditure;
•the Group therefore retains a right to recover the payments from the City of Ekurhuleni Metropolitan Municipality
(“Municipality”) if the Group is successful in the Consolidated Application (as defined below);
•if the Group is not successful in the Consolidated Application, the payments will be used to settle the resultant liability to the Municipality; and
•these two possible outcomes (i.e. success in the Main Application or not) therefore, will lead to economic benefits to the
Group.
Therefore, the right to recover the payments made under protest is not a contingent asset because it meets the definition and recognition criteria of an asset.
The Consolidated Application consists of the Main Application of 2014 and the subsequent Action Proceedings of 2017 and
2019, which were consolidated by the office of the Deputy Judge President of the Gauteng Division of High Court. The
Consolidated Application proceeds through the Case Management Process of the Gauteng Division of High Court.
No specific guidance exists in developing an accounting policy for such asset. Therefore, management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of these financial statements and information that can be relied upon.
Contingent liabilities
The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The discounted amount of the payments made under protest is determined using assumptions about the future that are inherently uncertain and can change materially over time and includes the discount rate and discount period.
These assumptions about the future include estimating the timing of concluding on the Consolidated Application, i.e. the discount period, the ultimate settlement terms, the discount rate applied and the assessment of recoverability.

ACCOUNTING POLICIES
Payments made under protest
Recognition and measurement
The payment made under protest asset that arises from the Municipality Electricity Tariff Dispute is initially measured at a discounted amount, and any difference between the face value of payments made under protest and the discounted amount on initial recognition is recognised in profit or loss as a finance expense. Subsequent to initial recognition, the payments made under protest is measured using the effective interest method to unwind the discounted amount to the original face value less any write downs for recovery. Unwinding of the carrying value is recognised in finance income.
Changes in estimate is recognised in finance income or finance expense.
Assessment of recoverability
The discounted amount of the payments under protest is assessed at each reporting date to determine whether there is any objective evidence that the amount is no longer expected to be recovered. The Group considers the reasonable and supportable information related to the creditworthiness of the Municipality and events surrounding the outcome of the
Consolidated Application. Any write down is recognised in finance expense.
Contingent liabilities
A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

24PAYMENTS MADE UNDER PROTEST continued

Amounts in R million	Note	2026	2025

Balance at the beginning of the year		56.7	45.6
Payments made under protest		2.7	6.6
Discount on initial payment made under protest and change in estimate	7	(37.8)	(3.3)
Unwinding	6	9.4	7.8

Balance at the end of the year		31.0	56.7
Ekurhuleni Metropolitan Municipality ("Municipality") Electricity Tariff Dispute
There are primarily 3 (three) legal proceedings for which relief has been sought in the appropriate legal fora and all of which fall within the jurisdiction of the High Court of South Africa, Gauteng Local Division, Johannesburg. These comprise of an application brought by Ergo and action proceedings brought under two summonses by the Municipality.
In order to operate the Ergo Plant and conduct its business operations, Ergo requires a reliable and steady feed of electricity which it has drawn from the newly commissioned Brakpan Tailings 88kV Substation since June 2024. Prior to this the Ergo Plant used to draw electricity from the Ergo Central Substation.
Over the past several years the Municipality has charged Ergo for such electricity, at the Megaflex tariff at which ESKOM charges its large power users plus an additional surcharge, as it still does; and Ergo paid consequently.
Pursuant to its own investigations, and after having sought legal advice on the matter, Ergo determined that only ESKOM may legitimately charge it for the electricity so drawn and consumed at the Ergo Plant, specifically from the Ergo Central
Substation. Despite this, ESKOM refused to either accept payment from Ergo in respect of such electricity consumption or to conclude a consumer agreement with it.
In December 2014, Ergo instituted legal proceedings by way of an application (“Main Application”) against the
Municipality and ESKOM as well as the National Energy Regulator of South Africa (“NERSA”), the Minister of Energy, the
Minister of Co-operative Governance & Traditional Affairs and the South African Local Government Association ("SALGA"),
the latter 4 (four) respondents against whom Ergo does not seek any relief.
Ergo seeks the undermentioned relief from the High Court:
•declaring that the Municipality does not supply electricity to it at the Ergo Plant;
•declaring that the Municipality is in breach of its temporary Distribution License (issued by NERSA) by purporting to supply electricity to Ergo at the Ergo Plant;
•declaring that neither the Municipality nor ESKOM may lawfully insist that only the Municipality may supply electricity to Ergo at the Ergo Plant;
•declaring that ESKOM presently supplies electricity to Ergo at the Ergo Plant; and
•directing ESKOM to conclude a consumer agreement with Ergo for the supply of electricity at the Ergo Plant at its Megaflex tariff.
The Municipality then issued two summonses (“Summonses”) for the recovery of arrears it alleges it is owed amounting to
R74.0 million and R31.6 million, respectively.
In the interest of the proper administration of justice, the Main Application was postponed by agreement between the parties and efforts were made to establish a collaborative process to facilitate the effective and efficient court scheduling and coordination of both the Main Application and the Summonses.
In order to secure uninterrupted supply of electricity, Ergo has made payment and continues to pay for consumption at the amended and lower “J-Tariff”, albeit under protest and without prejudice and/or admission of liability. Whilst still deemed to be disproportionate, the J-Tariff is significantly lower than the previously imposed “D-Tariff”. The Group recognised an asset for these payments that are made “under protest”.
The Group has been advised that an application brought by the SALGA to challenge ESKOM’s ability to supply customers with electricity must be heard, adjudicated and finalised prior to that of the Main Application. The SALGA matter appears to have stalled, due to the interlocutory, joinder applications in the SALGA application. As the SALGA application is pivotal, it is anticipated that any decision handed down will be appealed, finally ending up in the Constitutional Court.
24PAYMENTS MADE UNDER PROTEST continued
In an effort to progress these longstanding matters, in August 2024, the Group’s external legal team dispatched correspondence to the Deputy Judge President of the Gauteng Division of the High Court, to request the consolidation of the Main Application and Summonses (Action Proceedings of 2017 and 2019). After much deliberation between the various legal representatives, it was agreed the matters would be consolidated and dealt with, by Judge Adams (appointed Case
Manager), through the Case Management process.
The Group supported by the external legal team is confident that there is a high probability that Ergo will be successful in the consolidated proceedings and in defending its position. Therefore, there is no present obligation as a result of a past event to pay the amounts claimed by the Municipality (refer note 26.3).
The balance at the end of the year was based on the following assumptions:
•discount rate: 16.01% (2025: 15.30%) representing the Municipality maximum cost of borrowing on bank loans as disclosed in their 30 June 2026 annual report and an additional risk premium on uncertainties in timing of the SALGA case; and
•discount period: 30 June 2034 (2025: 30 June 2029) representing management’s best estimate of the date of conclusion of the Consolidated Application and is supported by external legal counsel.